COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

10.COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become involved in various legal actions arising in the ordinary course of business. Management believes that the ultimate liability, if any, from these actions will not have a material effect on its financial condition or results of operations. The Company is not currently aware of any indemnification or other claims, except as discussed below. The Company has accrued liabilities related to such obligations in the condensed consolidated financial statements when estimable and probable, as of March 31, 2026 and December 31, 2025.

Except as set forth below, the Company and its subsidiaries are not a party to, and their properties are not the subject of, any known material pending legal proceedings.

DCA Litigation

On October 7, 2024, the Company reached a settlement with DCA to resolve any and all disputes that exist between the two parties for total consideration of $3.0 million with half paid on October 11, 2024 and the remainder paid over the next two years. The case was formally discontinued, with prejudice on October 14, 2024.

During the three months ended March 31, 2026, the Company made its next installment payment for $0.3 million. As of March 31, 2026 and December 31, 2025, the Company had $0.5 million and $0.8 million, respectively, recorded as litigation settlement liabilities related to the settlement agreement. All obligations under the settlement will be fully satisfied by September 30, 2026.

FlexShopper Litigation

On September 30, 2024, FlexShopper, Inc. (“FlexShopper”) filed a complaint against Katapult in the U.S. District Court for the Eastern District of Texas, Marshall Division. The complaint alleges patent infringement and seeks an injunction as well as damages for alleged lost profits and willfulness. On November 24, 2025, the court granted plaintiff’s counsel’s motion to withdraw due to “irreconcilable differences” and on January 20, 2026, the deadline, new counsel entered an appearance for plaintiff. On December 23, 2025, plaintiff filed for Chapter 11 protection in U.S. Bankruptcy Court for the District of Delaware. On March 3, 2026, FlexShopper was sold to ReadySett, LLC a subsidiary of Snap Finance.

The Company has not recorded any loss contingencies associated with this litigation as loss is not probable and the amount is not reasonably estimable as of March 31, 2026. The Company intends to vigorously defend this case.

Pending Mergers with CCFI and Aaron’s

In connection with the pending Mergers, the Company may be required to pay an aggregate termination fee of $1.5 million to CCFI and Aaron’s if the Merger Agreement is terminated under certain specified circumstances in accordance with the Merger Agreement, including, among others, if (i) the Company receives and accepts a superior acquisition proposal or (ii) the Board changes its recommendation with respect to the transaction. The Company has not recorded any amounts within the financial statements related to this fee.

11.	COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become involved in various legal actions arising in the ordinary course of business. Management is of the opinion that the ultimate liability, if any, from these actions will not have a material effect on its financial condition or results of operations. The Company is not currently aware of any indemnification or other claims, except as discussed below and has accrued liabilities related to such obligations in the consolidated financial statements when estimable and probable, as of December 31, 2025 and 2024.

Except as set forth below, the Company and its subsidiaries are not a party to, and their properties are not the subject of, any known material pending legal proceedings.

DCA Litigation

On April 9, 2021, Daiwa Corporate Advisory LLC (“DCA”) filed a complaint in the Supreme Court of the State of New York, New York County relating to an April 11, 2018 letter agreement (“Letter Agreement”) entered into by DCA and Legacy Katapult.

On October 7, 2024, the Company reached a settlement with DCA to resolve any and all disputes that exist between the two parties for total consideration of $3.0 million with half paid on October 11, 2024 and the remainder paid over the next two years. On October 14, 2024, the case was formally discontinued with prejudice.

The Company recognized $3.0 million of expense related to the settlement of the DCA matter for the year ended December 31, 2024. No expense was recognized for the year ended December 31, 2025. As of December 31, 2025 and 2024, the Company had $0.8 million and $1.6 million, respectively, recorded as litigation settlement liabilities related to the settlement agreement. All obligations under the settlement will be fully satisfied by September 30, 2026.

Shareholder Litigation

On August 27, 2021, a putative class action lawsuit, captioned McIntosh v. Katapult Holdings, Inc., et al, was filed in the U.S. District Court for the Southern District of New York (“New York Action”).

On August 25, 2022, a purported Company stockholder filed a putative class action lawsuit, captioned Saunders v. Einbinder, et al., against directors and officers of FinServ Acquisition Corp. (“FinServ”) and FinServ Holdings LLC in the Delaware Court of Chancery (“Delaware Action”).

On May 20, 2024, the Company reached an agreement in principle to settle the New York Action and Delaware Action for total consideration of $12.0 million, comprised of: (1) a cash component of $8.5 million of which $5,000 was paid by the insurer; and (2) an additional component of $3.5 million comprised of the Company’s common stock (“Settlement Shares”) and/or cash. On July 3, 2024, the parties executed Stipulations of Settlement. In agreeing to settle, neither the Company nor any of the individual defendants made any admission of liability.

Pursuant to the settlement, on August 7, 2024, the Company paid $1.7 million into an escrow account for the Delaware plaintiffs. On October 10, 2024, the Delaware Court of Chancery approved the settlement of the Delaware Action, dismissing all claims asserted with prejudice. At that time, the Company determined the number of Settlement Shares for the Delaware Action (“Delaware Settlement Shares”) is 275,845 shares which was calculated by dividing $2.8 million by the volume-weighted average per share price (“VWAP”) of the Company’s common stock for the ten (10) consecutive trading days immediately preceding the hearing held on October 10, 2024 for the final approval for the Delaware Action (“Delaware Settlement Hearing VWAP”). 167,797 of the Delaware Settlement Shares were released to the Delaware plaintiffs on October 24, 2024. 108,048 of the Delaware Settlement Shares are considered the “Delaware Excess Settlement Shares.” The Company may either deliver the Delaware Excess Settlement Shares or pay in cash the full value of the Delaware Excess Settlement Shares, calculated by multiplying the number of Delaware Excess Settlement Shares by the Delaware Settlement Hearing VWAP. The Delaware Excess Settlement Shares or cash are due in two equal installments. On April 10, 2025 and October 10, 2025, the Company delivered 54,024 shares on each date satisfying the total 108,048 Delaware Excess Settlement Shares obligation.

Pursuant to the settlement, on August 20, 2024, the Company paid $1.8 million into an escrow account for the New York plaintiffs. On December 13, 2024, the District Court of the Southern District of New York approved the settlement of the New York Action, dismissing all claims asserted with prejudice. At that time, the Company determined the number of Settlement Shares for the New York Action (“New York Settlement Shares”) is 103,424 shares which was calculated by dividing $0.7 million by the VWAP of the Company’s common stock for the ten (10) consecutive trading days immediately preceding the hearing held on December 13, 2024 for the final approval for the New York Action (“New York Settlement Hearing VWAP”). 43,839 of the New York Settlement Shares were released to the New York plaintiffs on December 20, 2024. 59,585 of the New York Settlement Shares are considered the

“New York Excess Settlement Shares.” The Company may either deliver the New York Excess Settlement Shares or pay in cash the full value of the New York Excess Settlement Shares, calculated by multiplying the number of New York Excess Settlement Shares by the New York Settlement Hearing VWAP. The New York Excess Settlement Shares or cash are due in two equal installments. On June 13, 2025 and December 13, 2025, the Company delivered 29,793 shares on each date satisfying the total 59,585 New York Excess Settlement Shares obligation.

The Company recognized $1.45 million in accrued litigation settlement liability as of December 31, 2024, which was fully settled with no remaining balance as of December 31, 2025.

FlexShopper Litigation

On September 30, 2024, FlexShopper, Inc. (“FlexShopper”) filed a complaint against Katapult in the U.S. District Court for the Eastern District of Texas, Marshall Division. The complaint alleges patent infringement and seeks an injunction as well as damages for alleged lost profits and willfulness. On November 24, 2025, the court granted plaintiff’s counsel’s motion to withdraw due to “irreconcilable differences” and on January 20, 2026, the deadline, new counsel entered an appearance for plaintiff. On December 23, 2025, plaintiff filed for Chapter 11 protection in U.S. Bankruptcy Court for the District of Delaware. On March 3, 2026, FlexShopper was sold to ReadySett, LLC a subsidiary of Snap Finance. The Company has not recorded any loss contingencies associated with this litigation as loss is not probable and the amount is not reasonably estimable as of December 31, 2025. The Company intends to vigorously defend this case.

Pending Mergers with CCFI and Aaron’s

In connection with the pending Mergers, the Company may be required to pay an aggregate termination fee of $1.5 million to CCFI and Aaron’s if the Merger Agreement is terminated under certain specified circumstances in accordance with the Merger Agreement, including, among others, if (i) the Company receives and accepts a superior acquisition proposal in accordance with the Merger Agreement or (ii) other triggering events as defined by the Merger Agreement, which are related to the Katapult Transaction Committee and Board’s failure to recommend that stockholder’s approve the transaction. The Company has not recorded any amounts within the financial statements related to this fee.